UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Raptor Capital Management LP
           --------------------------------------------------
Address:   280 Congress Street, 12th Floor
           --------------------------------------------------
           Boston, MA  02210
           --------------------------------------------------

Form 13F File Number:  028-13530
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Needham
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     617-772-4621
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Robert Needham                   Boston, MA              5/15/2013
   --------------------------   ------------------------------    -----------
             [Signature]                  [City, State]             [Date]





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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             43
                                               -------------

Form 13F Information Table Value Total:          $215,377

                                               -------------
                                               (in thousands)


List of Other Included Managers:  NONE

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMC NETWORKS INC             CL A             00164V103   10,868  171,900 SH       SOLE       0        171,900      0    0
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156      369   24,295 SH       SOLE       0         24,295      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784    8,168  210,400 SH       SOLE       0        210,400      0    0
ANADARKO PETE CORP           COM              032511107    4,722   54,000 SH       SOLE       0         54,000      0    0
BLUELINX HLDGS INC           COM              09624H109      143   50,000 SH       SOLE       0         50,000      0    0
BOSTON SCIENTIFIC CORP       COM              101137107    3,460  443,000 SH       SOLE       0        443,000      0    0
CALPINE CORP                 COM NEW          131347304    3,376  163,900 SH       SOLE       0        163,900      0    0
CHARTER COMMUNICATIONS INC D CL A NEW         16117M305    3,750   36,000 SH       SOLE       0         36,000      0    0
CHURCHILL DOWNS INC          COM              171484108    5,288   75,500 SH       SOLE       0         75,500      0    0
CIT GROUP INC                COM NEW          125581801    7,335  168,700 SH       SOLE       0        168,700      0    0
COLFAX CORP                  COM              194014106    2,243   48,200 SH       SOLE       0         48,200      0    0
COMMUNITY HEALTH SYS INC NEW COM              203668108    4,393   92,700 SH       SOLE       0         92,700      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702    4,246  257,200 SH       SOLE       0        257,200      0    0
DISH NETWORK CORP            CL A             25470M109    8,770  231,400 SH       SOLE       0        231,400      0    0
DISNEY WALT CO               COM DISNEY       254687106    3,368   59,300 SH       SOLE       0         59,300      0    0
EBAY INC                     COM              278642103    1,589   29,300 SH       SOLE       0         29,300      0    0
EQUINIX INC                  COM NEW          29444U502    8,306   38,400 SH       SOLE       0         38,400      0    0
FLAGSTAR BANCORP INC         COM PAR .001     337930705    3,168  227,400 SH       SOLE       0        227,400      0    0
GEO GROUP INC                COM              36159R103    5,688  151,200 SH       SOLE       0        151,200      0    0
GRACE W R & CO DEL NEW       COM              38388F108    6,247   80,600 SH       SOLE       0         80,600      0    0
HARBINGER GROUP INC          COM              41146A106    5,287  640,100 SH       SOLE       0        640,100      0    0
HCA HOLDINGS INC             COM              40412C101    1,308   32,200 SH       SOLE       0         32,200      0    0
HEALTH MGMT ASSOC INC NEW    CL A             421933102    1,393  108,200 SH       SOLE       0        108,200      0    0
INTERXION HOLDING N.V        SHS              N47279109    8,948  369,447 SH       SOLE       0        369,447      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119      788  153,400 SH       SOLE       0        153,400      0    0
MURPHY OIL CORP              COM              626717102    4,461   70,000 SH       SOLE       0         70,000      0    0
NEWS CORP                    CL B             65248E203    5,694  185,100 SH       SOLE       0        185,100      0    0
OMNICARE INC                 COM              681904108    2,288   56,200 SH       SOLE       0         56,200      0    0
PRIMUS TELECOMMUNICATIONS GR COM              741929301   10,155  918,992 SH       SOLE       0        918,992      0    0
PUMA BIOTECHNOLOGY INC       COM              74587V107    2,862   85,712 SH       SOLE       0         85,712      0    0
RESOLUTE FST PRODS INC       COM              76117W109    4,234  261,667 SH       SOLE       0        261,667      0    0
SAREPTA THERAPEUTICS INC     COM              803607100    8,687  235,100 SH       SOLE       0        235,100      0    0
SEARS HOMETOWN & OUTLET STOR COM              812362101      266    6,600 SH       SOLE       0          6,600      0    0
SHUTTERFLY INC               COM              82568P304    2,822   63,900 SH       SOLE       0         63,900      0    0
SIX FLAGS ENTMT CORP NEW     COM              83001A102    7,712  106,400 SH       SOLE       0        106,400      0    0
TEMPUR PEDIC INTL INC        COM              88023U101    4,050   81,600 SH       SOLE       0         81,600      0    0
TESORO CORP                  COM              881609101    5,387   92,000 SH       SOLE       0         92,000      0    0
THE ADT CORPORATION          COM              00101J106    8,932  182,500 SH       SOLE       0        182,500      0    0
TRIPADVISOR INC              COM              896945201    4,827   91,900 SH       SOLE       0         91,900      0    0
UNIVERSAL HLTH SVCS INC      CL B             913903100    2,593   40,600 SH       SOLE       0         40,600      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102   14,741  196,500 SH       SOLE       0        196,500      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209    6,086  214,300 SH       SOLE       0        214,300      0    0
WELLCARE HEALTH PLANS INC    COM              94946T106    6,358  109,700 SH       SOLE       0        109,700      0    0


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